Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2014
Supplement [Text Block]	lmpvet_SupplementTextBlock

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED JULY 18, 2014

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION OF LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

EACH DATED MAY 1, 2014

The following language is added to the fund’s Summary Prospectus, Prospectus and Statement of Additional Information:

On June 4, 2014, Stifel Financial Corp. (“Stifel”), a financial services holding company, announced a definitive agreement to acquire Legg Mason Investment Counsel & Trust Co., N.A. (“LMICTC”) from Legg Mason, Inc. (“Legg Mason”). Legg Mason Partners Fund Advisor, LLC (“LMPFA”), the fund’s investment manager, and LMICTC are wholly owned subsidiaries of Legg Mason, and Legg Mason Investment Counsel, LLC (“LMIC”), a wholly owned subsidiary of LMICTC, is the fund’s subadviser. The acquisition of LMICTC by Stifel is targeted to close in the fall of 2014, but is subject to certain regulatory approvals and other conditions to closing, and may be delayed or terminated due to various circumstances.

In connection with the acquisition, LMPFA recommended to the fund’s Board of Trustees that they approve a reorganization pursuant to which the fund’s assets would be acquired, and its liabilities would be assumed, by a newly organized series (the “New Fund”) of the Trust for Advised Portfolios (the “TAP Trust”), in exchange for shares of the New Fund. Shares of the New Fund would then be distributed to fund shareholders and the fund would be terminated. On July 18, 2014, the Board of Trustees, on behalf of the fund, approved the fund reorganization, subject to shareholder approval and certain other conditions.

If the fund reorganization is effected, LMIC (hereinafter “NEWCO”) will be renamed and indirectly owned by Stifel, and will serve as investment adviser to the New Fund. The New Fund will maintain the continuity of the fund’s investment program with certain differences, which are not expected to result in material differences in the ways the fund is currently managed and the New Fund will be managed. The fund currently targets a 30% investment (normally between 25% and 35%) in fixed income securities. The New Fund will have a policy of normally maintaining at least 65% of the value of its assets in equity securities and at least 25% of the value of its assets in fixed income securities. The New Fund further describes the social factors used in determining what is a socially responsive equity or fixed income security, including: fair and reasonable employment practices, respect for human rights, and environmental impacts. In addition, the New Fund avoids companies that manufacture weapons of mass destruction or have significant revenue from non-nuclear weaponry or tobacco production sale. In addition, while the fund currently may invest up to 25% (and generally invests less than 15%) in foreign securities, including those of issuers in emerging market countries, the New Fund will not set any percentage limitations on foreign securities but may also invest a portion of its assets in equity and debt securities of foreign issuers. The fund’s current investment management agreement with LMPFA and subadvisory agreement with Western Asset Management Company for the management of cash and short-term instruments will be terminated.

The fund reorganization is subject to the satisfaction of certain conditions, including approval by fund shareholders, approval by the Board of Trustees of the TAP Trust on behalf of the New Fund, and shareholder approval of the reorganizations of other funds for which LMIC currently serves as subadviser into new funds for which NEWCO will serve as investment adviser. If the required conditions are satisfied, the fund reorganization is expected to occur in December 2014 or such other date as the parties may agree. Prior to the fund reorganization, shareholders can continue to purchase and redeem shares subject to the limitations in the fund’s Prospectus. Only shareholders who hold fund shares as of the close of business on July 31, 2014 will have the opportunity to vote on the fund reorganization.

Effective as of the close of business two days prior to the fund reorganization, the fund will be closed to purchases.

No sales loads, commissions, or other similar fee will be charged in connection with the fund reorganization. The fund will not bear any direct costs of the fund reorganization. The direct costs of the fund reorganization will be borne by LMPFA, Stifel or their respective affiliates.

It is expected that neither the fund nor its shareholders will recognize gain or loss as a direct result of the fund reorganization and that the aggregate tax basis in the New Fund shares received by the fund shareholder will be the same as the shareholder’s aggregate tax basis in the fund shares. You should talk to your tax adviser about any state, local and other tax consequences of the fund reorganization.

This document is not an offer to sell shares of the New Fund, nor is it a solicitation of an offer to buy any such shares or of any proxy. Proxy materials describing the reorganization are expected to be mailed in late August or early September 2014. Please read the proxy materials carefully, when they are available, because they contain important information about the fund reorganization and the New Fund.

Legg Mason Investment Counsel Variable Social Awareness Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpvet_SupplementTextBlock

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED JULY 18, 2014

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION OF LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

EACH DATED MAY 1, 2014

The following language is added to the fund’s Summary Prospectus, Prospectus and Statement of Additional Information:

On June 4, 2014, Stifel Financial Corp. (“Stifel”), a financial services holding company, announced a definitive agreement to acquire Legg Mason Investment Counsel & Trust Co., N.A. (“LMICTC”) from Legg Mason, Inc. (“Legg Mason”). Legg Mason Partners Fund Advisor, LLC (“LMPFA”), the fund’s investment manager, and LMICTC are wholly owned subsidiaries of Legg Mason, and Legg Mason Investment Counsel, LLC (“LMIC”), a wholly owned subsidiary of LMICTC, is the fund’s subadviser. The acquisition of LMICTC by Stifel is targeted to close in the fall of 2014, but is subject to certain regulatory approvals and other conditions to closing, and may be delayed or terminated due to various circumstances.

In connection with the acquisition, LMPFA recommended to the fund’s Board of Trustees that they approve a reorganization pursuant to which the fund’s assets would be acquired, and its liabilities would be assumed, by a newly organized series (the “New Fund”) of the Trust for Advised Portfolios (the “TAP Trust”), in exchange for shares of the New Fund. Shares of the New Fund would then be distributed to fund shareholders and the fund would be terminated. On July 18, 2014, the Board of Trustees, on behalf of the fund, approved the fund reorganization, subject to shareholder approval and certain other conditions.

If the fund reorganization is effected, LMIC (hereinafter “NEWCO”) will be renamed and indirectly owned by Stifel, and will serve as investment adviser to the New Fund. The New Fund will maintain the continuity of the fund’s investment program with certain differences, which are not expected to result in material differences in the ways the fund is currently managed and the New Fund will be managed. The fund currently targets a 30% investment (normally between 25% and 35%) in fixed income securities. The New Fund will have a policy of normally maintaining at least 65% of the value of its assets in equity securities and at least 25% of the value of its assets in fixed income securities. The New Fund further describes the social factors used in determining what is a socially responsive equity or fixed income security, including: fair and reasonable employment practices, respect for human rights, and environmental impacts. In addition, the New Fund avoids companies that manufacture weapons of mass destruction or have significant revenue from non-nuclear weaponry or tobacco production sale. In addition, while the fund currently may invest up to 25% (and generally invests less than 15%) in foreign securities, including those of issuers in emerging market countries, the New Fund will not set any percentage limitations on foreign securities but may also invest a portion of its assets in equity and debt securities of foreign issuers. The fund’s current investment management agreement with LMPFA and subadvisory agreement with Western Asset Management Company for the management of cash and short-term instruments will be terminated.

The fund reorganization is subject to the satisfaction of certain conditions, including approval by fund shareholders, approval by the Board of Trustees of the TAP Trust on behalf of the New Fund, and shareholder approval of the reorganizations of other funds for which LMIC currently serves as subadviser into new funds for which NEWCO will serve as investment adviser. If the required conditions are satisfied, the fund reorganization is expected to occur in December 2014 or such other date as the parties may agree. Prior to the fund reorganization, shareholders can continue to purchase and redeem shares subject to the limitations in the fund’s Prospectus. Only shareholders who hold fund shares as of the close of business on July 31, 2014 will have the opportunity to vote on the fund reorganization.

Effective as of the close of business two days prior to the fund reorganization, the fund will be closed to purchases.

No sales loads, commissions, or other similar fee will be charged in connection with the fund reorganization. The fund will not bear any direct costs of the fund reorganization. The direct costs of the fund reorganization will be borne by LMPFA, Stifel or their respective affiliates.

It is expected that neither the fund nor its shareholders will recognize gain or loss as a direct result of the fund reorganization and that the aggregate tax basis in the New Fund shares received by the fund shareholder will be the same as the shareholder’s aggregate tax basis in the fund shares. You should talk to your tax adviser about any state, local and other tax consequences of the fund reorganization.

This document is not an offer to sell shares of the New Fund, nor is it a solicitation of an offer to buy any such shares or of any proxy. Proxy materials describing the reorganization are expected to be mailed in late August or early September 2014. Please read the proxy materials carefully, when they are available, because they contain important information about the fund reorganization and the New Fund.